Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share (Note 16)
Loss Per Share
	For the years ended December 31,
	2024	2023	2022
Net loss for the year	$(9,077,495)	$(5,451,112)	$(6,733,076)
Weighted average number of shares outstanding for the year:
Basic	78,271,095	77,646,094	65,602,875
Diluted	78,271,095	77,646,094	65,602,875
Net loss per share – Basic	$(0.12)	$(0.07)	$(0.10)
Net loss per share – Diluted	$(0.12)	$(0.07)	$(0.10)